Marketable Securities	12 Months Ended
Dec. 31, 2021
Debt Securities, Available-for-sale [Abstract]
Marketable Securities	Marketable Securities
Marketable Securities
The Company invests in asset-backed securities, certificates of deposit/time deposits, commercial paper, and other securities. The following is a summary of amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current).

(Millions)	2021	2020
Corporate debt securities	$—	$7
Commercial paper	109	237
Certificates of deposit/time deposits	14	31
U.S. treasury securities	75	125
U.S. municipal securities	3	4
Current marketable securities	$201	$404

U.S. municipal securities	$27	$30
Non-current marketable securities	$27	$30

Total marketable securities	$228	$434
At December 31, 2021 and 2020, gross unrealized, gross realized, and net realized gains and/or losses (pre-tax) were not material.
The balance at December 31, 2021, for marketable securities by contractual maturity are shown below. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(Millions)	2021
Due in one year or less	$201
Due after one year through five years	15
Due after five years through ten years	12
Total marketable securities	$228